21. Direct taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2018
Direct Taxes Charges And Contributions Payable
Direct taxes, charges and contributions payable

The current income tax and social contribution charges are calculated based on the tax laws enacted or substantially enacted up to the balance sheet date.

Brazilian tax legislation allows companies to choose quarterly or monthly payments of income tax and social contribution. From 2016 onward, the Company chose to make monthly payment of income tax and social contribution.

	2018	2017

Direct taxes, charges and contributions payable	542,213	467,574

Income tax and social contribution	372,467	391,813
PIS/COFINS	76,072	38,880
Other (*)	93,674	36,881

Current portion	(332,333)	(260,786)
Non-current portion	209,880	206,788

(*) Basically refers to the subsidiary joining, since 2009, the REFIS program, a federal fiscal program that permits the companies to pay the debts due on federal taxes (PIS, COFINS, IR and CSLL) in installments, the final maturity of which will be on October 31, 2024.